Loss on Foreign Currency Exchange (Details) - Schedule of Loss on Foreign Currency Exchange ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Schedule of Loss on Foreign Currency Exchange [Abstract]
Unrealized loss/ (gain) on foreign currency loans	₨ 1	$ 0.0	₨ (12)	₨ 258
Realized (gain) loss on foreign currency loans			13	18
Realized loss/ (gain) on derivative instruments	(4,886)	(64.4)	(1)	109
Other loss on foreign currency exchange	4,852	64.0	7	127
Total	₨ (33)	$ (0.4)	₨ 7	₨ 512